Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued expenses:
Suppliers	$ 624,413	$ 325,701
Taxes payable	535,837	712,448
Use rights of assets under concession	506,881	355,809
Accounts payable to related parties	98,507	101,266
Salaries payable	288,670	234,133
Sundry creditors for services provided	1,375,147	1,143,956
Accounts payable to contractors	29,250	38,241
Total	$ 3,458,705	$ 2,911,554